Notes Payable, Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 9 - Notes Payable, Related Parties

Notes payable, related parties consist of the following at March 31, 2017 and December 31, 2016, respectively:

	March 31,	December 31,
	2017	2016

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s CEO.	$10,000	$10,000

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s Chairman of the Board.	10,000	10,000

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from one of the Company’s Directors.	10,000	10,000

Total notes payable, related parties	30,000	30,000
Less: current portion	30,000	30,000
Notes payable, related parties, less current portion	$-	$-

The Company recorded interest expense in the amount of $600 and $600 for the three months ended March 31, 2017 and 2016, respectively related to notes payable, related parties.

Notes payable, related parties consist of the following at December 31, 2016 and 2015, respectively:

	December 31,	December 31,
	2016	2015

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s CEO.	$10,000	$10,000

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s Chairman of the Board.	10,000	10,000

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from one of the Company’s Directors.	10,000	10,000

Total notes payable, related parties	30,000	30,000
Less: current portion	30,000	30,000
Notes payable, related parties, less current portion	$-	$-

The Company recorded interest expense in the amount of $2,400 and $1,170 for the years ended December 31, 2016 and 2015, respectively related to notes payable, related parties.

Accrued interest of $3,570 was outstanding on these notes as of December 31, 2016.